Note 17 - Capital Stock	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Equity [Text Block]

17.         Capital stock

The authorized capital stock of the Company is as follows:

An unlimited number of Preferred Shares, issuable in series;

An unlimited number of Subordinate Voting Shares having one vote per share; and

An unlimited number of Multiple Voting Shares having 20 votes per share, convertible at any time into Subordinate Voting Shares at a rate of one Subordinate Voting Share for each Multiple Voting Share outstanding.

The following table provides a summary of total capital stock issued and outstanding:

	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2023	46,223,682	1,126,661	1,325,694	373	47,549,376	1,127,034
December 31, 2024	49,284,982	1,471,845	1,325,694	373	50,610,676	1,472,218

During the year ended December 31, 2024, the Company declared dividends on its Common Shares of $0.30 per share (2023 - $0.30).